Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000161034_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000161034_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000161034_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,983
C000161034_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,745
C000161034_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,815
C000161034_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,998
C000161034_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,911
C000161034_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,439
C000161034_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,305
C000161034_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,339
C000161034_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,172
C000161034_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,427
C000163539_0_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000163539_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,181
C000163539_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,549
C000163539_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,402
C000163539_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,579
C000163539_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,823
C000163539_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,834
C000163539_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,699
C000163539_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,506
C000163539_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,696
C000163539_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,830
C000103377_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000103377_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103377_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000103377_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000103377_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000103377_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000103377_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000103377_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000103377_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000103377_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000103377_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000103377_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000195574_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI U.S. Value Index Fund
C000195574_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000195574_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,367
C000195574_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,431
C000195574_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,375
C000195574_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,348
C000195574_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,044
C000195574_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,991
C000195574_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,716
C000195574_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,237
C000195574_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Value Focus Index℠
C000195574_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000195574_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,382
C000195574_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,441
C000195574_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,377
C000195574_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,369
C000195574_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,083
C000195574_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,064
C000195574_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,800
C000195574_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,341
C000195574_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000195574_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000195574_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,621
C000195574_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,469
C000195574_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,841
C000195574_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,520
C000195574_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,708
C000195574_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,882
C000195574_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,064
C000195574_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,831
C000161034_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI U.S. Quality Index Fund
C000161034_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000161034_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,901
C000161034_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,503
C000161034_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,093
C000161034_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,556
C000161034_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,890
C000161034_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,383
C000161034_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,654
C000161034_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,344
C000161034_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,673
C000161034_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	40,729
C000161034_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity SAI U.S. Quality Index Fund Linked Index℠
C000161034_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000161034_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,911
C000161034_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,543
C000161034_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,158
C000161034_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,640
C000161034_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,994
C000161034_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,537
C000161034_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,791
C000161034_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,554
C000161034_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,908
C000161034_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,112
C000161034_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Quality Focus Index℠
C000161034_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000161034_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,901
C000161034_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,503
C000161034_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,093
C000161034_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,573
C000161034_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,914
C000161034_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,430
C000161034_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,691
C000161034_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,439
C000161034_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,763
C000161034_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	40,947
C000177148_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI U.S. Momentum Index Fund
C000177148_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177148_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,980
C000177148_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,432
C000177148_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,363
C000177148_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,770
C000177148_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,301
C000177148_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,835
C000177148_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,024
C000177148_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,399
C000177148_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Custom Momentum Composite Index
C000177148_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177148_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,002
C000177148_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,464
C000177148_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,416
C000177148_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,851
C000177148_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,435
C000177148_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,974
C000177148_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,212
C000177148_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,645
C000177148_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
C000177148_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177148_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,768
C000177148_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,450
C000177148_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,375
C000177148_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,041
C000177148_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,620
C000177148_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,123
C000177148_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,529
C000177148_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,154
C000163540_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI U.S. Large Cap Index Fund
C000163540_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,180
C000163540_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,550
C000163540_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,401
C000163540_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,574
C000163540_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,816
C000163540_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,807
C000163540_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,659
C000163540_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,459
C000163540_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,635
C000163540_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,754
C000163540_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000163540_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,181
C000163540_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,549
C000163540_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,402
C000163540_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,579
C000163540_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,823
C000163540_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,834
C000163540_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,699
C000163540_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,506
C000163540_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,696
C000163540_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,830
C000158877_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI Small-Mid Cap 500 Index Fund
C000158877_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000158877_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,326
C000158877_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,608
C000158877_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,455
C000158877_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,162
C000158877_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,159
C000158877_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,812
C000158877_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,952
C000158877_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,529
C000158877_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,029
C000158877_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,850
C000158877_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell SMID 500™ Index
C000158877_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000158877_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,335
C000158877_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,622
C000158877_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,496
C000158877_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,206
C000158877_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,207
C000158877_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,895
C000158877_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,035
C000158877_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,592
C000158877_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,107
C000158877_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,929
C000158877_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000158877_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000158877_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,538
C000158877_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,239
C000158877_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,245
C000158877_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,249
C000158877_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,916
C000158877_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,466
C000158877_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,741
C000158877_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,491
C000158877_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,653
C000158877_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,304
C000163539_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Real Estate Index Fund
C000163539_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,010
C000163539_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,152
C000163539_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,471
C000163539_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,915
C000163539_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,200
C000163539_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,083
C000163539_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,485
C000163539_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,829
C000163539_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,395
C000163539_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,775
C000163539_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Real Estate Linked Index℠
C000163539_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,010
C000163539_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,170
C000163539_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,482
C000163539_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,924
C000163539_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,223
C000163539_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,068
C000163539_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,495
C000163539_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,841
C000163539_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,408
C000163539_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,846
C000163539_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US IMI Real Estate 25/25 Index
C000163539_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,010
C000163539_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,152
C000163539_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,940
C000163539_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,488
C000163539_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,139
C000163539_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,422
C000163539_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,360
C000163539_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,584
C000163539_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,886
C000163539_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,591
C000103377_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Real Estate Index Fund
C000103377_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103377_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,071
C000103377_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,394
C000103377_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,838
C000103377_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,121
C000103377_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,977
C000103377_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,338
C000103377_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,692
C000103377_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,267
C000103377_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,677
C000103377_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,043
C000103377_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Real Estate Linked Index℠
C000103377_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103377_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,092
C000103377_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,407
C000103377_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,847
C000103377_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,138
C000103377_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,996
C000103377_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,395
C000103377_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,745
C000103377_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,321
C000103377_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,750
C000103377_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,106
C000103377_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI US IMI Real Estate 25/25 Index
C000103377_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103377_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,071
C000103377_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,865
C000103377_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,409
C000103377_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,051
C000103377_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,338
C000103377_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,245
C000103377_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,474
C000103377_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,787
C000103377_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,480
C000103377_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 17,902